Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
The estimated useful lives (in years) of the main categories of our property and equipment are as follows:

Asset	Estimated useful life (in years)
Computer hardware and software	3
Vehicles	5
Office furniture and fixture	10
Buildings	50
Property and equipment, net consists of the following:

	As of December 31, 2024	As of December 31, 2023
Computer hardware and software	$25,466	$32,640
Office furniture and fixtures	17,313	16,540
Buildings	1,881	2,001
Vehicles	129	730
Land	41	41
Total property and equipment	$44,830	$51,952
Accumulated depreciation (1)	(30,640)	(35,552)
Total property and equipment, net	$14,190	$16,400
(1)Accumulated depreciation as of December 31, 2024 comprised of $20,351, $9,831, $332 and $126 for computer hardware and software, office furniture and fixtures, buildings and vehicles, respectively. Accumulated depreciation as of December 31, 2023 comprised of $26,784, $7,859, $305 and $604 for computer hardware and software, office furniture and fixtures, buildings and vehicles, respectively.
The changes in the balance of property and equipment for the years ended December 31, 2024 and 2023 consist of the following:

	As of December 31, 2024	As of December 31, 2023
Balance, beginning of year	$16,400	$15,532
Additions	6,488	9,820
Depreciation	(7,210)	(8,535)
Foreign currency translation adjustment	(1,488)	1,079
Assets held for sale (Note 31)	—	(1,496)
Balance, end of year	$14,190	$16,400
Depreciation expense for the years ended December 31, 2024, 2023 and 2022 was classified as follows:

	For the year ended December 31
	2024	2023	2022
Technology and product development	$1,591	$3,823	$2,591
General and administrative	961	1,527	1,133
Selling and marketing	3,334	1,524	2,068
Cost of revenue	1,324	1,661	$1,226
Total depreciation expense	$7,210	$8,535	$7,018